Securities - Summary of Net Securities Gains (Losses) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 35	$ 33	$ 24	$ 36
Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets [line items]
Net realized gains (losses)		30	44	30
Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 35	$ 3	$ (20)	$ 6